SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Life	5 years	5 years
Dividend Yield	0.00%	0.00%
Expected Volatility	90.00%	90.00%
Risk-Free Interest Rate	0.18%	1.67%
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants term	1 year
Expected Life	1 year 6 months	1 year 6 months
Dividend Yield	0.00%	0.00%
Expected Volatility	90.00%	90.00%
Minimum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-Free Interest Rate	0.19%	1.74%
Maximum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-Free Interest Rate	1.59%	2.47%
Measurement Input, Expected Term [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants term	1 year 6 months	1 year 6 months
Measurement Input, Expected Dividend Rate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants measurement input	0	0
Measurement Input, Option Volatility [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants measurement input	0.90	0.90
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants measurement input	0.0019	0.0174
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants measurement input	0.0159	0.0247